Property and Equipment, Net (FY) - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 11,306	$ 11,306
Less: accumulated depreciation		(6,618)	(4,984)
Total property and equipment, net	$ 1,263	4,688	6,322
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		7,971	7,971
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		2,485	2,485
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		539	539
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 311	$ 311